PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

3.    PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following (in thousands):

	December 31,
	2011	2012
Prepaid workers compensation insurance	$9,048	$9,160
Prepaid rent and other occupancy costs	5,947	6,354
Prepaid income taxes	2,087	213
Reimbursable costs	714	4,060
Favorable leases	462	386
Prepaid insurance	1,111	1,341
Deferred initial public offering costs	-	2,189
Other prepaid expenses and current assets	3,203	4,124

	$22,572	$27,827

Under the terms of the Company’s workers compensation policy, the Company is required to make advances to its insurance carrier pertaining to anticipated claims for all open plan years.